Borrowings (Narrative) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale Securities Pledged as Collateral	$ 213,065,000	$ 230,263,000
FHLB of Pittsburgh [Member]
Long-term Line of Credit	18,244,000	0
Line of Credit Facility, Maximum Borrowing Capacity	150,000,000
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	369,580,000
Advances from Federal Home Loan Banks	54,188,000
Atlantic Community Bankers Bank [Member]
Long-term Line of Credit	0	0
Line of Credit Facility, Maximum Borrowing Capacity	7,000,000
PNC Bank [Member]
Long-term Line of Credit	0	0
Line of Credit Facility, Maximum Borrowing Capacity	16,000,000
Zion Bank [Member]
Long-term Line of Credit	0	0
Line of Credit Facility, Maximum Borrowing Capacity	17,000,000
Securities Sold under Agreements to Repurchase [Member]
Available-for-sale securities pledged as collateral, amortized cost	27,255,000	35,770,000
Available-for-sale Securities Pledged as Collateral	$ 26,626,000	$ 35,147,000